STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2018
STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
International Financial Reporting Standards and Interpretations that may be Relevant to the Group
International Financial Reporting Standards and Interpretations that have recently been issued or amended but are not yet effective have not been adopted by the Group for the annual reporting period ended June 30, 2018. Those which may be relevant to the Group are set out in the table below. The Company is currently assessing the impact of those new standards on its financial statements but does not expect any to have a significant impact on the Group's consolidated results and financial position.

Standard/Interpretation	Application Date of Standard	Application Date for Group
IFRS 9 Financial Instruments, and relevant amending standards	January 1, 2018	July 1, 2018
IFRS 15 Revenue from Contracts with Customers, and relevant amending standards	January 1, 2018	July 1, 2018
Amendments to IFRS 2 Share-based Payments – Classification and Measurement of Share-based Payment Transactions	January 1, 2018	July 1, 2018
IFRIC 22 Foreign Currency Transactions and Advance Consideration	January 1, 2018	July 1, 2018
IFRS 16 Leases	January 1, 2019	July 1, 2019

Depreciation on Property, Plant and Equipment	Depreciation is provided on a straight-line basis on all property, plant and equipment.
	2018	2017	2016
Major depreciation periods are:
Plant and equipment:	5 years	5 years	5 years